Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of Revenue from Contracts with Customers	i.Revenue streams

	For six months ended June 30
	2025	2024
(in $ millions)	$	$
Deliveries	854	707
Mobility	577	493
Financial services	159	115
Others	2	2
	1,592	1,317

Disclosure of Disaggregation of Revenue from Contracts with Customers	Geographic information

	2025	2024
(in $ millions)	$	$
Singapore	345	274
Malaysia	478	376
Indonesia	338	313
Philippines	152	121
Thailand	138	119
Vietnam	125	107
Rest of Southeast Asia	16	7
	1,592	1,317